BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION	BUSINESS SEGMENT INFORMATION
Effective January 1, 2023, our chief operating decision maker changed the financial information used. We now have six reportable segments. Prior period results have been revised in connection with updates to our reportable segments.
The Company has six reportable segments: Individual Retirement, Group Retirement, Investment Management and Research, Protection Solutions, Wealth Management and Legacy.
These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. A brief description of these segments follows:
•The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.
•The Group Retirement segment offers tax-deferred investment and retirement services or products to plans sponsored by educational entities, municipalities and not-for-profit entities, as well as small and medium-sized businesses.
•The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels - Institutional, Retail and Private Wealth - and distributes its institutional research products and solutions through Bernstein Research Services.
•The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of VUL, UL and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.
•The Wealth Management segment offers discretionary and non-discretionary investment advisory accounts, financial planning and advice, life insurance, and annuity products through Equitable Advisors. In 2023, we began reporting this business separately from our other segments and Corporate and Other.
•The Legacy segment primarily consists of the capital intensive fixed-rate GMxB business written in the Individual Retirement market prior to 2011. This business offered GMDB features in isolation or together with GMLB features. This business also historically offered variable annuities with four types of guaranteed living benefit riders: GMIB, GWBL/GMWB, and GMAB.
Measurement
Operating earnings (loss) is the financial measure which primarily focuses on the Company’s segments’ results of operations as well as the underlying profitability of the Company’s core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company’s underlying drivers of profitability and trends in the Company’s segments.
Operating earnings is calculated by adjusting each segment’s net income (loss) attributable to Holdings for the following items:
•Items related to variable annuity product features, which include: (i) changes in the fair value of market risk benefits and purchased market risk benefits, including the related attributed fees and claims, offset by derivatives and other securities used to hedge the market risk benefits which result in residual net income volatility as the change in fair value of certain securities is reflected in OCI and due to our statutory capital hedge program; and (ii) market adjustments to deposit asset or liability accounts arising from reinsurance agreements which do not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk.;
•Investment (gains) losses, which includes credit loss impairments of securities/investments, sales or disposals of securities/investments, realized capital gains/losses and valuation allowances;
•Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension, other postretirement benefit obligations, and the one-time impact of the settlement of the defined benefit obligation;
•Other adjustments, which primarily include restructuring costs related to severance and separation, lease write-offs related to non-recurring restructuring activities, COVID-19 related impacts, net derivative gains (losses) on certain Non-GMxB derivatives, net investment income from certain items including consolidated VIE investments, seed capital mark-to-market adjustments, unrealized gain/losses and realized capital gains/losses from sales or disposals of select securities, certain legal accruals; and a bespoke deal to repurchase UL policies from one entity that had invested in numerous policies purchased in the life settlement market, which disposed of the risk of additional COI litigation by that entity related to those UL policies; and
•Income tax expense (benefit) related to the above items and non-recurring tax items, which includes the effect of uncertain tax positions for a given audit period.
The General Account investment portfolio is used to support the insurance and annuity liabilities of our Individual Retirement, Group Retirement, Protection Solutions and Legacy business segments. In the first quarter 2022, the Company changed its methodology for allocating its General Account investment portfolio, which resulted in a change in the asset and net investment income allocation amongst the Company’s business segments. Following this change, the segmentation of the general account investments is now more closely aligned with the liability characteristics of the product groups. Management determined that the change in the allocation methodology allows for improved flexibility and infuses an active asset liability management practice into the segmentation process. Additionally, the Company also changed its basis for allocating the spread earned from our FHLB investment borrowing and FABN programs. The spread earned from our FHLB investment borrowing and FABN programs includes the investment income on the assets less interest credited on the funding agreements. The net spread as reflected in net investment income is allocated to the segments based on the percentage of the individual segment’s insurance liabilities over the combined segments insurance liabilities.
This change in measurement only impacts our segment disclosures, and thus has no impact on our overall consolidated financial statements. Historical segment operating income (loss), revenues and assets have not been recast in the tables as the impact was immaterial.
Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2022, 2021 and 2020.
The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.
The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to net income (loss) attributable to Holdings for the years ended December 31, 2022, 2021 and 2020, respectively:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Net income (loss) attributable to Holdings	$2,153	$1,755	$(648)
Adjustments related to:
Variable annuity product features (1)	(2,193)	1,115	3,912
Investment (gains) losses	945	(867)	(745)
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	82	120	109
Other adjustments (2) (3) (4) (5)	605	628	952
Income tax expense (benefit) related to above adjustments (6)	118	(208)	(888)
Non-recurring tax items (7)	16	12	(391)
Non-GAAP Operating Earnings	$1,726	$2,555	$2,301

Operating earnings (loss) by segment:
Individual Retirement	$762	$794	$996
Group Retirement	446	579	494
Investment Management and Research	424	564	432
Protection Solutions	97	262	164
Wealth Management	101	58	34
Legacy	235	522	569
Corporate and Other (8)	$(339)	$(224)	$(387)
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(1)Includes COVID-19 impact on variable annuity product features due to a first quarter 2020 assumption update of $1.5 billion and other COVID-19 related impacts of $35 million for the year ended December 31, 2020.
(2)Includes COVID-19 impact on other adjustments due to a first quarter 2020 assumption update of $1.0 billion and other COVID-19 related impacts of $86 million for the year ended December 31, 2020.
(3)Includes separation costs of $82 million and $108 million for the for the years ended December 31, 2021 and 2020, respectively. Separation costs were completed during 2021.
(4)Includes certain gross legal expenses related to the COI litigation and claims related to a commercial relationship of $218 million and $207 million for the years ended December 31, 2022 and 2021, respectively. Includes policyholder benefit costs of $75 million for the years ended December 31, 2022 stemming from a deal to repurchase UL policies from one entity that had invested in numerous policies purchased in the life settlement market. No adjustments were made for years ended December 31, 2020 operating earnings as the impact was immaterial.
(5)Includes Non-GMxB related derivative hedge gains and losses of $(34) million, $0 million and $(404) million for the years ended December 31, 2022, 2021 and 2020, respectively.
(6)Includes income taxes of $(554) million for the above COVID-19 items for the year ended December 31, 2020.
(7)Prior year includes a reduction in the reserve for uncertain tax positions resulting from the completion of an IRS examination in the year ended December 31, 2020.
(8)Includes interest expense and financing fees of $205 million, $242 million and $218 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Segment revenues is a measure of the Company’s revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to total revenues by excluding the following items:
•Items related to variable annuity product features, which include certain changes in the fair value of the derivatives and other securities we use to hedge these features and changes in the fair value of the embedded derivatives reflected within the net derivative results of variable annuity product features;
•Investment (gains) losses, which includes credit loss impairments of securities/investments, sales or disposals of securities/investments, realized capital gains/losses and valuation allowances;
•Other adjustments, which primarily includes net derivative gains (losses) on certain Non-GMxB derivatives and net investment income from certain items including consolidated VIE investments, seed capital mark-to-market adjustments and unrealized gain/losses associated with equity securities.
The table below presents segment revenues for the years ended December 31, 2022, 2021 and 2020.

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Segment revenues:
Individual Retirement (1)	$2,028	$1,989	$2,177
Group Retirement (1)	1,158	1,371	1,148
Investment Management and Research (2)	4,105	4,430	3,704
Protection Solutions (1)	3,120	3,179	3,038
Wealth Management (3)	1,446	1,437	1,180
Legacy (1)	819	1,229	2,134
Corporate and Other (1)	910	1,021	805
Elimination	(760)	(779)	(673)
Adjustments related to:
Variable annuity product features	(2,193)	1,115	3,912
Investment gains (losses), net	(945)	(867)	(745)
Other adjustments to segment revenues	2,956	(6,511)	(4,266)
Total revenues	$12,644	$7,614	$12,415
______________
(1)Includes investment expenses charged by AB of $110 million and $96 million and $84 million for the years ended December 31, 2022, 2021 and 2020, respectively, for services provided to the Company.
(2)Inter-segment investment management and other fees of $134 million, $126 million and $113 million for the years ended December 31, 2022, 2021 and 20202, respectively, are included in segment revenues of the Investment Management and Research segment.
(3)Inter-segment distribution fees of $736 million, $748 million and $644 million for the years ended December 31, 2022, 2021 and 2020 respectively, are included in segment revenues of the Wealth Management segment.

The table below presents total assets by segment as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	(in millions)
Total assets by segment:
Individual Retirement	$77,641	$78,598
Group Retirement	42,421	57,458
Investment Management and Research	12,633	11,986
Protection Solutions	37,224	50,089
Wealth Management	137	140
Legacy	48,231	64,578
Corporate and Other	34,415	32,839
Total assets	$252,702	$295,688